Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2014
ACCOUNTS RECEIVABLE,NET [Abstract]
Accounts receivable, net
	December 31,	December 31,
	2014	2013
Accounts receivable	$104,045	$112,676
Less: provision for doubtful receivables	(18,464)	(26,457)
Accounts receivable, net	$85,581	$86,219

Allowance for doubtfull receivables

Allowance for doubtful receivables	Balance at	Charges to	Amount	Balance at
	Beginning of	Costs and	Utilized	End of
	Period	expenses		Period
Year ended December 31, 2012	$(8,874)	$(17,136)	$74	$(25,936)
Year ended December 31, 2013	$(25,936)	$(630)	$109	$(26,457)
Year ended December 31, 2014	$(26,457)	$(792)	$8,785	$(18,464)